Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 18, 2017
Registrant Name	dei_EntityRegistrantName	FIDELITY SECURITIES FUND
Central Index Key	dei_EntityCentralIndexKey	0000754510
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 18, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 19, 2017
Prospectus Date	rr_ProspectusDate	Apr. 19, 2017